INCOME TAXES	12 Months Ended
Mar. 31, 2012
INCOME TAXES [Text Block]

14. INCOME TAXES

No tax provision has been recorded for the years ended March 31, 2012 or 2011. Significant components of the Company’s deferred tax balances are as follows:

	2012	2011
	$	$
Deferred tax assets
Net operating loss carryforwards	10,707,591	9,300,024
Inventory	224,422	-
Mineral property basis	302,350	323,391
Permitting & feasibility costs	1,425,913	1,393,222
Exploration costs	1,599,132	2,049,905
Stock compensation	1,121,491	1,029,390
Reclamation costs	(3,025)	1,960
Equipment	(41,234)	12,765
Debt issue costs and discounts	237,316	-
Donations	3,963	826
Unrealized foreign exchange loss	1,529	265
Unrealized losses on marketable securities	-	(9,982)
Accrued compensation not paid by June 15	28,381	6,755
Accrued sub-lease loss	4,715	11,084
Capital losses	43,334	53,342
Total deferred tax assets	15,655,878	14,172,947
Valuation allowance	(15,655,878)	(14,172,947)
Net deferred tax assets	-	-
Deferred tax liabilities
Equipment	-	-
Prepaid expenses	-	-
Total deferred tax liabilities	-	-

The potential income tax benefits relating to the deferred tax assets have not been recognized in the consolidated financial statements as their realization did not meet the requirements of “more likely than not” under the liability method of tax allocation. Accordingly, no deferred tax assets have been recognized as at March 31, 2012 and 2011. The reconciliation of income taxes attributable to continuing operations computed at the statutory income tax rate of 35.34% [2011 – 35.34%] is as follows:

	March 31,		March 31,
	2012		2011
Tax at statutory rates	(1,792,480)	35%	$(961,762)	35.00%
State taxes, net of federal benefit	-	-	(9,343)	0.34%
Meals and entertainment and other	326,190	6.37%	13,572	-0.49%
Change in valuation allowance	1,466,290	-28.63%	957,533	-34.85%
State tax rate adjustment	-	0.00%	-	0.00%
		0.00%	$-	0.00%

At March 31, 2012 the Company has operating losses of approximately $30.6 million [2011 - $26.3 million] in the United States available for future deduction from taxable income and which expire in various amounts from 2024 through 2031. The Company also had state tax-basis net operating loss carryforwards totaling $8.9 million [2011 -$8.9 million], which will expire in various amounts from 2023 through 2031. In addition, the Company had capital losses of $123,810 for 2012 and $152,331 in 2011, which will expire in various amounts from 2013 and 2015.